TRADING ASSETS AND LIABILITIES - Total trading assets and liabilities, net (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trading assets and liabilities [abstract]
Total trading assets and liabilities net	$ 27,146,152	$ 19,151,280